Contingent Compensation - Schedule of expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss (Details) - Drivy [Member] - Call and Put Option [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	$ 0	$ 1,180
Sales and marketing [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	0	26
Operations and support [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	0	31
Technology and product development [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	0	74
General and administrative [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	$ 0	$ 1,049